Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs (1)	Value of Initial Fixed $100 Investment Based On		Net Income (in millions)	Adjusted EBITDAre (3) (in millions)
					Total Stockholder Return	Peer Group Total Stockholder Return(2)
2025	$14,835,223	$23,444,743	$4,169,658	$5,897,901	$146.56	$115.35	$776	$1,757
2024	16,430,377	14,939,111	4,141,022	3,843,547	136.65	121.59	707	1,656
2023	17,694,586	29,907,884	4,127,037	6,361,224	144.60	124.07	752	1,629
2022	14,474,484	17,474,419	3,478,720	3,977,313	113.38	100.12	643	1,498
2021	11,520,730	16,474,154	2,814,068	3,681,933	118.87	118.22	(11)	532

Company Selected Measure Name	Adjusted EBITDAre
Named Executive Officers, Footnote	Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Michael Lentz and Julie Aslaksen
2024	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Michael Lentz and Julie Aslaksen
2023	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Michael Lentz and Julie Aslaksen
2022	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Michael Lentz and Julie Aslaksen
2021	James F. Risoleo	Sourav Ghosh, Nathan Tyrrell, Julie Aslaksen and Joanne Hamilton

Peer Group Issuers, Footnote	Peer group total stockholder return is based on the cumulative total stockholder return of the NAREIT Lodging & Resorts Index.
Total stockholder return amounts reported assume an initial fixed investment of $100 and that all dividends were reinvested. The
Company and peer group total stockholder return for 2021 represents the one-year return for December 31, 2020 to December 31,
2021; for 2022 the returns shown represent the two-year return from December 31, 2020 to December 31, 2022; for 2023 the returns shown represent the three-year return from December 31, 2020 to December 31, 2023; for 2024 the returns shown represent the four-year return from December 31, 2020 to December 31, 2024; and for 2025 the returns shown represent the five-
year return from December 31, 2020 to December 31, 2025.

PEO Total Compensation Amount	$ 14,835,223	$ 16,430,377	$ 17,694,586	$ 14,474,484	$ 11,520,730
PEO Actually Paid Compensation Amount	$ 23,444,743	14,939,111	29,907,884	17,474,419	16,474,154
Adjustment To PEO Compensation, Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable year, adjusted as set forth in the table below. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts also include the values of unvested and vested equity awards during the applicable year based on year-end stock prices, various accounting valuation assumptions and projected performance related to our performance-based restricted stock units. “Compensation actually paid,” determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our restricted stock units. For a discussion of how our Culture and Compensation
Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable fiscal years.

	2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(7,370,377)	$(1,338,855)	$(10,291,269)	$(2,004,567)	$(12,746,827)	$(2,350,134)
Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	10,732,579	1,957,339	10,795,390	2,084,805	15,404,665	2,833,830
Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	1,999,365	300,493	1,105,617	188,800	6,067,498	1,142,419
Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	(229,683)	(28,413)	446,039	60,344	1,627,488	261,819
Increase based on Dividends Paid during the year prior to vesting date	(178,461)	(22,698)	944,159	169,210	1,860,474	346,254
Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—	—	—
TOTAL ADJUSTMENTS	$4,953,424	$867,865	$2,999,935	$498,593	$12,213,298	$2,234,188

	2024		2025
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(11,418,105)	$(2,328,608)	$(9,569,880)	$(1,956,351)
Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	10,129,887	2,063,688	13,182,861	2,695,213
Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	(1,959,067)	(374,608)	3,543,295	699,630
Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	156,382	28,879	(384,834)	(75,753)
Increase based on Dividends Paid during the year prior to vesting date	1,599,638	313,174	1,838,077	365,505
Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—
TOTAL ADJUSTMENTS	$(1,491,266)	$(297,475)	$8,609,520	$1,728,243

Non-PEO NEO Average Total Compensation Amount	$ 4,169,658	4,141,022	4,127,037	3,478,720	2,814,068
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,897,901	3,843,547	6,361,224	3,977,313	3,681,933
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable year, adjusted as set forth in the table below. The dollar amounts shown do not reflect the value of vested compensation actually received by our NEOs during the applicable year. Instead, the dollar amounts also include the values of unvested and vested equity awards during the applicable year based on year-end stock prices, various accounting valuation assumptions and projected performance related to our performance-based restricted stock units. “Compensation actually paid,” determined in accordance with SEC rules, will generally fluctuate due to stock price achievement and varying levels of projected and actual achievement of performance goals applicable to our restricted stock units. For a discussion of how our Culture and Compensation
Committee assesses performance and our NEOs’ pay each year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the applicable fiscal years.

	2021		2022		2023
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(7,370,377)	$(1,338,855)	$(10,291,269)	$(2,004,567)	$(12,746,827)	$(2,350,134)
Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	10,732,579	1,957,339	10,795,390	2,084,805	15,404,665	2,833,830
Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	1,999,365	300,493	1,105,617	188,800	6,067,498	1,142,419
Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	(229,683)	(28,413)	446,039	60,344	1,627,488	261,819
Increase based on Dividends Paid during the year prior to vesting date	(178,461)	(22,698)	944,159	169,210	1,860,474	346,254
Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—	—	—
TOTAL ADJUSTMENTS	$4,953,424	$867,865	$2,999,935	$498,593	$12,213,298	$2,234,188

	2024		2025
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for amounts reported under the “Stock Awards” columns in the Summary Compensation Table for the year	$(11,418,105)	$(2,328,608)	$(9,569,880)	$(1,956,351)
Increase based on ASC 718 Fair Value of awards granted during applicable year that remain unvested as of the applicable year end, determined as of the applicable year end	10,129,887	2,063,688	13,182,861	2,695,213
Increase/deduction for awards granted during prior years that were outstanding and unvested as of the applicable year end, determined based on the change in ASC 718 Fair Value from the prior year end to the applicable year end	(1,959,067)	(374,608)	3,543,295	699,630
Increase/deduction for awards granted during prior years that vested during the applicable year, determined based on change in ASC 718 Fair Value from the prior year end to the vesting date	156,382	28,879	(384,834)	(75,753)
Increase based on Dividends Paid during the year prior to vesting date	1,599,638	313,174	1,838,077	365,505
Deduction of ASC 718 Fair Value of awards granted during prior year that were forfeited during the applicable year, determined as of prior year end	—	—	—	—
TOTAL ADJUSTMENTS	$(1,491,266)	$(297,475)	$8,609,520	$1,728,243

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES

Adjusted EBITDAre
Relative Total Stockholder Return
Capital Expenditure Cash Flow
Return on Invested Capital

Total Shareholder Return Amount	$ 146.56	136.65	144.60	113.38	118.87
Peer Group Total Shareholder Return Amount	115.35	121.59	124.07	100.12	118.22
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 776,000,000	$ 707,000,000	$ 752,000,000	$ 643,000,000	$ (11,000,000)
Company Selected Measure Amount	1,757,000,000	1,656,000,000	1,629,000,000	1,498,000,000	532,000,000
PEO Name	James F. Risoleo	James F. Risoleo	James F. Risoleo	James F. Risoleo	James F. Risoleo
Additional 402(v) Disclosure	RELATIONSHIP BETWEEN PAY AND PERFORMANCE

The graphs below compare the compensation actually paid to our chief executive officer and the average of the compensation actually paid to our remaining named executive officers with (1) the Company’s total stockholder return and the cumulative total stockholder return of the NAREIT Lodging & Resorts Index, (2) Company net income, and (3)
Company Adjusted EBITDAre. Total stockholder return amounts reported in the graph assume an initial fixed investment of $100 and that all dividends were reinvested.
As shown in the graphs below, compensation actually paid to the Company’s named executive officers is aligned with the
Company’s total stockholder return relative to the return of the NAREIT Lodging & Resorts Index, which the Company has outperformed for each of the time periods presented. The alignment is primarily due to the fact that long-term equity awards represent the largest component of total target direct compensation, and those equity awards are tied to relative total stockholder return and Adjusted EBITDAre performance. As noted above in footnote 1 to the Pay Versus
Performance table, the fair value calculations of compensation actually paid will fluctuate based on stock price achievement. Accordingly, the increase in our stock price that led to the Company's outperformance in total stockholder return also led to the increase in compensation actually paid.
Compensation actually paid to the named executive officers is also aligned with the Company’s net income and Adjusted
EBITDAre performance. However, the Company does not use net income as a performance measure in setting executive compensation. Net income is determined using cost accounting for real estate assets which assumes that the value of the
Company’s hotels diminishes predictably over time. Historically, the value of the Company’s hotels do not depreciate over time but are instead based on other market factors including current hotel revenues and estimated future growth. For this reason, the Culture and Compensation Committee believes that net income is not the best performance measure for use in setting executive compensation and has instead used Adjusted EBITDAre as the quantitative metric for the long-term incentive program. While the increase from 2024 to 2025 in compensation actually paid exceeded the growth rate in
Adjusted EBITDAre performance from 2024 to 2025, this can be attributed to the fact that equity awards to the named executive officers are tied to both relative total stockholder return and Adjusted EBITDAre performance, and the Company
	greatly outperformed the total stockholder return of the NAREIT Lodging & Resorts Index for that period.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDAre
Non-GAAP Measure Description	Adjusted EBITDAre is a predominant measure of operating performance used by real estate investment trusts and the Company reports the measure in accordance with NAREIT guidelines, with certain adjustments, as a supplemental measure of operating performance in its earnings releases, financial presentations and SEC filings. For more information on this measure and a reconciliation to the applicable GAAP measure, see the Company’s Annual Report on Form 10-K in “Management’s Discussion and
Analysis of Financial Condition and Results of Operations—Reconciliation of Net Income to EBITDA, EBITDAre and Adjusted
	EBITDAre for Host Inc. and Host L.P.” on page 68.
Measure:: 2
Pay vs Performance Disclosure
Name	elative Total Stockholder Return
Measure:: 3
Pay vs Performance Disclosure
Name	Capital Expenditure Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 8,609,520	$ (1,491,266)	$ 12,213,298	$ 2,999,935	$ 4,953,424
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,569,880)	(11,418,105)	(12,746,827)	(10,291,269)	(7,370,377)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,182,861	10,129,887	15,404,665	10,795,390	10,732,579
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,543,295	(1,959,067)	6,067,498	1,105,617	1,999,365
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(384,834)	156,382	1,627,488	446,039	(229,683)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,838,077	1,599,638	1,860,474	944,159	(178,461)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,728,243	(297,475)	2,234,188	498,593	867,865
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,956,351)	(2,328,608)	(2,350,134)	(2,004,567)	(1,338,855)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,695,213	2,063,688	2,833,830	2,084,805	1,957,339
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	699,630	(374,608)	1,142,419	188,800	300,493
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,753)	28,879	261,819	60,344	(28,413)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 365,505	$ 313,174	$ 346,254	$ 169,210	$ (22,698)